Related Party Transactions (Details) - USD ($)					7 Months Ended	12 Months Ended
		Oct. 01, 2023	Aug. 17, 2023	Aug. 16, 2022	Dec. 31, 2022	Dec. 31, 2023	Feb. 08, 2023
Related Party Transaction [Line Items]
Aggregate purchase price in cash						$ 75,000,000
Aggregate shares (in Shares)			191,667
Aggregate of founder shares (in Shares)			2,875,000
Forfeiture of shares (in Shares)			375,000			375,000
Related party fees						$ 43,226
Expenses related to the proposed public offering				$ 300,000
Deferred offering cost					29,001	4,281,901
Advances from related party					$ 29,001	$ 29,001
Class B common stock [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)	[1],[2]				2,875,000	2,500,000
Share outstanding (in Shares)	[1],[2]				2,875,000	2,500,000
Forfeiture of shares (in Shares)		375,000
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)					75,000	75,000
Share outstanding (in Shares)					75,000	75,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Share dividend percentage							42.22%
Share issued (in Shares)							3,066,667
Share outstanding (in Shares)							3,066,667
Forfeiture of shares (in Shares)		375,000
Issued and outstanding shares percentage			25.00%
Founder Shares [Member] | Class B common stock [Member]
Related Party Transaction [Line Items]
Aggregate shares (in Shares)				2,156,250
Aggregate purchase price in cash				$ 25,000
Price per share (in Dollars per share)				$ 0.01
Founder Shares [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)						$ 12
Business and Administrative Support Services [Member]
Related Party Transaction [Line Items]
Business and administrative support services						$ 10,000
Related party fees						43,226
Promissory Note — Related Party [Member]
Related Party Transaction [Line Items]
Warrant Price (in Dollars per share)				$ 1
Borrowed						67,610
Outstanding balance						102,610
Related party transaction drawings amount						197,390
Promissory Note — Related Party [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Remaining balance due						35,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working capital loans						$ 1,500,000
(in Dollars per share)						$ 1
Sponsor [Member]
Related Party Transaction [Line Items]
Investors amount					$ 400,000
Related parties investment amount					365,000
Due to sponsor					$ 35,000
Converted the remaining balance sponsor through a draw						$ 35,000

[1]	Balance at December 31, 2022 includes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).